                                 AIM FUNDS GROUP

                                RETAIL CLASSES OF

                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND

                     Supplement dated August 1, 2006 to the
            Statement of Additional Information dated April 24, 2006,
                  as supplemented May 1, 2006 and June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                                 HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------    -------    ------------------------------------------------------    --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946          1992     Director and Chairman, A I M Management Group Inc.        None"
Trustee and Vice Chair                        (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                              -- AIM Division (parent of AIM and a global investment
                                              management firm); and Trustee and Vice Chair of The
                                              AIM Family of Funds--Registered Trademark--

                                              Formerly:  President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered broker
                                              dealer), AIM Investment Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); Chief Executive Officer,
                                              AMVESCAP PLC -- Managed Products; and President and
                                              Principal Executive Officer of The AIM Family of
                                              Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006      Director, Chief Executive Officer and President, A I M    None"
President and Principal                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                             AIM Funds Management Inc. and 1371 Preferred Inc.;
                                              Director and President, A I M Advisors, Inc., INVESCO
                                              Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                              A I M Capital Management, Inc. and A I M Distributors,
                                              Inc.; Director and Chairman, AIM Investment Services,
                                              Inc., Fund Management Company and INVESCO Distributors,
                                              Inc.; Director, President and Chairman, AVZ Callco
                                              Inc., AMVESCAP Inc. and AIM Canada Holdings Inc.;
                                              Director and Chief Executive Officer, AIM Trimark
                                              Global Fund Inc. and AIM Trimark Canada Fund Inc.;
                                              and President and Principal Executive Officer of The
                                              AIM Family of Funds--Registered Trademark--

                                              Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                              Executive Vice President and Chief Operations
                                              Officer, AIM Funds Management Inc.; President, AIM
                                              Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                              Inc.; and Director, Trimark Trust

----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                                 AIM FUNDS GROUP

                            INSTITUTIONAL CLASSES OF

                             AIM BASIC BALANCED FUND
                              AIM GLOBAL VALUE FUND
                      AIM INTERNATIONAL SMALL COMPANY FUND
                          AIM MID CAP BASIC VALUE FUND
                            AIM SMALL CAP EQUITY FUND

                           Supplement dated August 1,
      2006 to the Statement of Additional Information dated April 24, 2006, as supplemented May 1, 2006

The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

   "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS          OTHER TRUSTEESHIP(S)
POSITION(S) HELD WITH THE TRUST    AND/OR                                                                 HELD BY TRUSTEE
                                   OFFICER
                                    SINCE
-------------------------------    -------    ------------------------------------------------------    --------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946         1992      Director and Chairman, A I M Management Group Inc.        None"
Trustee and Vice Chair                        (financial services holding company); Director and
                                              Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP PLC
                                              -- AIM Division (parent of AIM and a global investment
                                              management firm); and Trustee and Vice Chair of The
                                              AIM Family of Funds--Registered Trademark--

                                              Formerly:  President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman and
                                              President, A I M Advisors, Inc. (registered
                                              investment advisor); Director and Chairman, A I M
                                              Capital Management, Inc. (registered investment
                                              advisor), A I M Distributors, Inc. (registered broker
                                              dealer), AIM Investment Services, Inc. (registered
                                              transfer agent), and Fund Management Company
                                              (registered broker dealer); Chief Executive Officer,
                                              AMVESCAP PLC -- Managed Products; and President and
                                              Principal Executive Officer of The AIM Family of
                                              Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954         2006      Director, Chief Executive Officer and President, A I M    None"
President and Principal                       Management Group Inc., AIM Mutual Fund Dealer Inc.,
Executive Officer                             AIM Funds Management Inc. and 1371 Preferred Inc.;
                                              Director and President, A I M Advisors, Inc., INVESCO
                                              Funds Group, Inc. and AIM GP Canada Inc.; Director,
                                              A I M Capital Management, Inc. and A I M Distributors,
                                              Inc.; Director and Chairman, AIM Investment Services,
                                              Inc., Fund Management Company and INVESCO Distributors,
                                              Inc.; Director, President and Chairman, AVZ Callco Inc.,
                                              AMVESCAP Inc. and AIM Canada Holdings Inc.; Director
                                              and Chief Executive Officer, AIM Trimark Global Fund
                                              Inc. and AIM Trimark Canada Fund Inc.; and President
                                              and Principal Executive Officer of The AIM Family of
                                              Funds--Registered Trademark--

                                              Formerly:  Chairman, AIM Canada Holdings, Inc.;
                                              Executive Vice President and Chief Operations
                                              Officer, AIM Funds Management Inc.; President, AIM
                                              Trimark Global Fund Inc. and AIM Trimark Canada Fund
                                              Inc.; and Director, Trimark Trust

----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.


                                       18